Rule 497 (e)
Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
(the “Trust”)

FIRST TRUST CLOUD COMPUTING ETF
FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF
FIRST TRUST GLOBAL WIND ENERGY ETF
FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF
FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND
FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
FIRST TRUST NASDAQ SMARTPHONE INDEX FUND
(each a “Fund” and collectively, the “Funds”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2018

DATED MAY 8, 2018

Notwithstanding anything to the contrary in the Funds’ Statement of Additional Information, the following is added at the end of the section entitled “Lending of Portfolio Securities”:

The following tables describe the securities lending activities of each Fund that engaged in securities lending activities during the fiscal year ended September 30, 2017:

FIRST TRUST CLOUD COMPUTING ETF
Gross income from securities lending activities	$743,891
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	80,159
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	95,094
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	49,845
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	225,098
Net income from securities lending activities	$518,793
FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF
Gross income from securities lending activities	$ 11,617
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	1,660
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	379
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	165
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	2,204
Net income from securities lending activities	$ 9,413

FIRST TRUST GLOBAL WIND ENERGY ETF
Gross income from securities lending activities	$323,619
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	46,746
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	8,797
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	1,863
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	57,406
Net income from securities lending activities	$266,213
FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF
Gross income from securities lending activities	$ 6,670
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	882
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	279
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	69
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	1,230
Net income from securities lending activities	$ 5,440
FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND
Gross income from securities lending activities	$ 97,259
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	13,662
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	1,702
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	636
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	16,000
Net income from securities lending activities	$ 81,259
FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
Gross income from securities lending activities	$ 15,194
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	1,721
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	1,467
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	701
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	3,889
Net income from securities lending activities	$ 11,305

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND
Gross income from securities lending activities	$ 6,462
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	873
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	376
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebate (paid to borrower)	59
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities	1,308
Net income from securities lending activities	$ 5,154

The services provided by the Bank of New York Mellon as securities lending agent for the Funds, include: the coordination and selection of securities to be loaned to approved borrowers; negotiating the terms of the loan; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating the investment of cash collateral in the Funds’ approved cash collateral reinvestment vehicle; monitoring dividends and coordinating material proxy votes relating to loaned securities; and transferring, recalling and arranging the return of loaned securities to the Funds upon termination of the loan.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE